Cover Page	Jan. 25, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment amends the Current Report on Form 8-K of Denali Capital Acquisition Corp. (“Denali”), a Cayman Islands exempted company with limited liability, filed with the Securities and Exchange Commission (the “SEC”) on January 26, 2023, in which Denali reported, among other events, the execution of the Merger Agreement (as defined below).
Document Period End Date	Jan. 25, 2023
Entity File Number	001-41351
Entity Registrant Name	Denali Capital Acquisition Corp.
Entity Central Index Key	0001913577
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	978-5180
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one redeemable warrant
Trading Symbol	DECAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DECA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	DECAW
Security Exchange Name	NASDAQ